UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6103

                              Investors Cash Trust
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investors Cash Trust - Government & Agency Securities Portfolio
Investment Portfolio as of December 31, 2004 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                               Principal
                                                                                               Amount ($)               Value ($)
                                                                                        -----------------------------------------
Agencies Not Backed by the Full Faith and Credit of the US Government 88.4%
Federal Home Loan Bank:
1.431%, 1/6/2005                                                                              10,000,000               9,999,279
1.5%, 3/8/2005                                                                                 5,000,000               5,000,000
1.75%*, 9/12/2005                                                                             28,000,000              27,988,055
2.04%*, 6/2/2006                                                                              10,000,000               9,990,798
4.125%, 1/14/2005                                                                             10,000,000              10,010,044
Federal Home Loan Mortgage Corp.:
1.5%, 2/14/2005                                                                                5,000,000               5,000,000
1.84%**, 2/15/2005                                                                            10,000,000               9,977,000
2.26%**, 2/7/2005                                                                             25,000,000              24,942,059
2.42%**, 3/15/2005                                                                             8,000,000               7,960,904
2.45%**, 5/17/2005                                                                            10,000,000               9,908,200
Federal National Mortgage Association:
1.375%, 2/11/2005                                                                             28,000,000              27,971,691
1.4%, 2/25/2005                                                                               25,000,000              24,966,838
1.74%*, 12/9/2005                                                                             25,000,000              24,985,758
1.835%**, 2/16/2005                                                                            5,000,000               4,988,276
1.876%*, 10/3/2005                                                                            25,000,000              24,987,711
1.94%**, 1/3/2005                                                                             15,000,000              14,998,383
1.96%*, 1/18/2005                                                                             20,000,000              19,999,556
2.07%*, 2/18/2005                                                                             20,000,000              19,999,605
2.08%*, 2/6/2006                                                                              25,000,000              24,980,802
2.23%**, 1/3/2005                                                                             10,000,000               9,998,761
2.26%*, 2/23/2005                                                                             25,000,000              25,000,000
2.34%**, 2/1/2005                                                                              9,000,000               8,983,035
2.34%**, 2/9/2005                                                                             10,000,000               9,974,758
2.36%**, 2/1/2005                                                                             15,000,000              14,971,484
2.53%**, 4/1/2005                                                                              8,000,000               7,950,525
2.54%**, 4/1/2005                                                                              3,000,000               2,981,373
7.125%, 2/15/2005                                                                              7,440,000               7,491,766

Agencies Not Backed by the Full Faith and Credit of the US                                                          ------------
Government (Cost $396,006,661)                                                                                       396,006,661


Repurchase Agreements 21.5%
Goldman Sachs Co., Inc., 2.3%, dated 12/29/2004, to be
repurchased at $60,115,000 on 1/28/2005 (a)                                                   60,000,000              60,000,000
Citigroup Global Markets, Inc., 2.3%, dated 12/31/2004, to be
repurchased at $35,006,708 on 1/3/2005 (b)                                                    35,000,000              35,000,000
State Street Bank and Trust Co., 1.9%, dated 12/31/2004, to be
repurchased at $1,124,178 on 1/3/2005 (c)                                                      1,124,000               1,124,000
                                                                                                                    ------------
Total Repurchase Agreements (Cost $96,124,000)                                                                        96,124,000


                                                                                                    % of
                                                                                              Net Assets                Value ($)
                                                                                              ----------                ---------

Total Investment Portfolio  (Cost $492,130,661)                                                    109.9             492,130,661
Other Assets and Liabilities, Net                                                                   -9.9             -44,300,638
                                                                                                                    ------------
Net Assets                                                                                         100.0             447,830,023
                                                                                                                    ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2004.

* Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by:

Principal                                                                                           Maturity          Collateral
Amount ($)              Security                                                Rate (%)                Date            Value ($)
---------------------------------------------------------------------------------------------------------------------------------
          21,009,749    Federal National Mortgage Association                     5.00              3/1/2034          20,928,372
          24,893,980    Federal Home Loan Mortgage Corp.                          4.50              1/1/2020          24,879,293
          15,108,251    Federal National Mortgage Association                     5.50             12/1/2033          15,392,336
---------------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                                61,200,001

(b) Collateralized by:
Principal                                                                                           Maturity          Collateral
Amount ($)              Security                                                Rate (%)                Date            Value ($)
---------------------------------------------------------------------------------------------------------------------------------
             670,000    Financing Corp.                                          9.800            11/30/2017             975,064
             700,000    Tennessee Valley Authority                               6.750             11/1/2025             836,563
                        Financing Corp. Strips Securities,
             955,000    Principal Only                                             -                2/8/2018             491,844
             955,000    Financing Corp.                                          10.700            10/6/2017           1,486,767
           1,000,000    Tennessee Valley Authority                               8.250             4/15/2042           1,238,327
           1,005,000    Financing Corp. Strips Securities, Interest Only           -              11/30/2015             591,513
           1,015,000    Financing Corp. Strips Securities, Interest Only           -                5/2/2010             821,551
           1,500,000    Financing Corp. Strips Securities, Interest Only           -                4/6/2014             974,055
           1,600,000    Tennessee Valley Authority                               6.150             1/15/2038           1,820,541
           1,850,000    Financing Corp., Principal Only                          10.350             8/3/2018           2,882,041
           2,385,000    Tennessee Valley Authority                               6.250            12/15/2017           2,684,598
           3,100,000    Tennessee Valley Authority                               7.125              5/1/2030           3,863,422
           3,770,000    Financing Corp. Strips Securities, Interest Only           -               5/30/2016           2,151,275
                        Financing Corp. Strips Securities,
           5,000,000    Principal Only                                             -                8/3/2018           2,496,800
           5,400,000    Tennessee Valley Authority                               4.700             7/15/2033           5,011,428
           7,435,000    Federal Home Loan Bank                                   2.375             8/15/2006           7,408,771
---------------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                                35,734,560


(c) Collateralized by $1,160,000 Federal National Mortgage Association, 4.5%, maturing on 5/1/2019 with a value of $1,148,400.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                 Investors Cash Trust Government Securities Portfolio


By:                         /s/ Julian Sluyters
                            ---------------------------
                            Julian Sluyters
                            Chief Executive Officer

Date:                       February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                 Investors Cash Trust Government Securities Portfolio


By:                         /s/ Julian Sluyters
                            ---------------------------
                            Julian Sluyters
                            Chief Executive Officer

Date:                       February 22, 2005



By:                         /s/ Paul Schubert
                            ---------------------------
                             Paul Schubert
                            Chief Financial Officer

Date:                       February 22, 2005